SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation (Details) - ¥ / $	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Year-end spot rate	7.1135	6.4580	6.8033
Average rate	6.5532	6.5095	7.0077